Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Cash flows from operating activities
Net loss for the year	$ (9,540)	$ (2,480)	$ (12,254)
Add (deduct) items not affecting cash
Stock-based compensation costs	2,021	1,831	1,748
Depreciation and amortization	15,379	14,481	15,771
Gain on disposal of capital assets	(340)	(1,732)	0
Write-off of capital assets	223	1,386	592
Change in fair value of cash-contingent consideration	0	0	(670)
Deferred revenue	401	10,477	1,998
Deferred income taxes	657	(2,103)	1,368
Share in net loss of an associate	0	0	2,080
Gain on deemed disposal of the investment in an associate	0	0	(2,080)
Changes in foreign exchange gain/loss	1,436	(46)	(181)
Cash flows from operations before changes in working capital	10,237	21,814	8,372
Changes in non-cash operating items
Accounts receivable	(1,623)	(4,786)	7,275
Income taxes and tax credits	(2,871)	1,536	86
Inventories	(45)	(134)	(1,020)
Prepaid expenses	462	(1,307)	57
Other assets	(1,963)	(1,459)	(1,311)
Accounts payable and accrued liabilities and provisions	(6,382)	3,184	1,033
Other liabilities	48	(1,606)	(122)
Net cash flows from operating activities	(2,137)	17,242	14,370
Cash flows from investing activities
Additions to short-term investments	(2,574)	(1,879)	(1,550)
Proceeds from disposal and maturity of short-term investments	4,316	1,168	234
Purchases of capital assets (notes 8 and 10)	(7,646)	(7,498)	(10,452)
Proceeds from disposal of capital assets	230	3,318	0
Investment in an associate	0	0	(12,530)
Business combinations, net of cash acquired	0	0	(19,600)
Net cash flows from investing activities	(5,674)	(4,891)	(43,898)
Cash flows from financing activities
Bank loan	26,532	(5,195)	11,061
Other liabilities	2,355	0	(1,449)
Repayment of lease liabilities	(3,334)	0	0
Repayment of long-term debt	(1,847)	(2,817)	(1,688)
Redemption of share capital (note 16)	(225)	(312)	0
Acquisition of non-controlling interest	0	0	(3,657)
Net cash flows from financing activities	23,481	(8,324)	4,267
Effect of foreign exchange rate changes on cash	630	(267)	(416)
Change in cash	16,300	3,760	(25,677)
Cash - Beginning of year	16,518	12,758	38,435
Cash - End of year	32,818	16,518	12,758
Supplementary information
Income taxes paid	$ 1,977	$ 2,577	$ 2,376